Capital and Operating Lease Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

The following is a schedule of the future required payments under our lease agreements in effect at June 30, 2015:

	Capital Leases	Operating Leases	Total
2015 (remaining 6 months)	$145	$440	$585
2016	299	879	1,178
2017	287	766	1,053
2018	276	651	927
2019	273	585	858
Thereafter	2,898	827	3,725
Total minimum lease payments	4,178	$4,148	$8,326
Less amount representing interest	(2,354)
Present value of net minimum obligations	1,824
Less current obligation under capital lease	126
Long-term obligation under capital lease	$1,698

The following is a schedule of the future required payments under these lease agreements for the years ending December 31:

	Capital Leases	Operating Leases	Total
2015	$280	$729	$1,009
2016	299	879	1,178
2017	287	766	1,053
2018	276	651	927
2019	273	585	858
Thereafter	2,898	827	3,725
Total minimum lease payments	4,313	$4,437	$8,750
Less amount representing interest	(2,432)
Present value of net minimum obligations	1,881
Less current obligation under capital lease	117
Long-term obligation under capital lease	$1,764